Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2014
Registrant Name	dei_EntityRegistrantName	JOHN HANCOCK BOND TRUST
Central Index Key	dei_EntityCentralIndexKey	0000315554
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Mar. 27, 2015
Prospectus Date	rr_ProspectusDate	Mar. 27, 2015